Subsequent Events - Additional Information (Detail) - CIK_0001819810_Genesis Park Acquisition Corp [Member] - USD ($)			5 Months Ended
	Jan. 07, 2021	Nov. 27, 2020	Dec. 31, 2020
Subsequent Event [Line Items]
Sale of 16,377,622 Units at IPO net of Public Warrant initial fair value			$ 146,170,277
Founder Shares Subject To Forfeiture [Member]
Subsequent Event [Line Items]
Sale of 16,377,622 Units at IPO net of Public Warrant initial fair value	$ 0
IPO [Member]
Subsequent Event [Line Items]
Number of trading days for determining the share price		45 days
Stock issued during the period shares new issues		2,250,000
Over-Allotment Option [Member]
Subsequent Event [Line Items]
Stock issued during the period shares new issues		2,250,000
Over-Allotment Option [Member] | Founder Shares Subject To Forfeiture [Member]
Subsequent Event [Line Items]
Number of trading days for determining the share price	45 days	45 days	45 days
Sale of 16,377,622 Units at IPO net of Public Warrant initial fair value	$ 0